Other general administrative expenses - Number of offices (Details) - branch	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Number of offices	11,236	11,952	13,217
Spain
Disclosure of geographical areas [line items]
Number of offices	2,989	3,286	4,427
Abroad
Disclosure of geographical areas [line items]
Number of offices	8,247	8,666	8,790